Supplement to Prospectus Dated May 1, 1997
                       Corporate Variable Universal Life
                    Aetna Life Insurance and Annuity Company
                            Variable Life Account B





   The prospectus dated May 1, 1997 is amended as follows:

Cover:
     The following Funds will be replaced with the designated Substitute Funds after the close of business of the New York Stock Exchange on November 26, 1997:


Replaced Fund                                     Substitute Fund
Scudder Variable Life Investment Fund--           Portfolio Partners Scudder International
 International Portfolio Class A Shares            Growth Portfolio
American Century VP Capital Appreciation          Portfolio Partners MFS Research Growth Portfolio
 (Formerly TCI Growth)
Alger American Small Capitalization Portfolio     Portfolio Partners MFS Emerging Equities Portfolio
Janus Aspen Short-Term Bond Portfolio             Aetna Variable Encore Fund (money market)




                The Date of this Supplement is August 21, 1997

Form No. X75248-97

Prospectus - Page 3
     In the Section Allocation of Premiums, the Substitute Funds will take the place of the Replaced Funds after the close of business of the New York Stock Exchange on November 26, 1997. Any amounts allocated to the Replaced Funds will automatically be allocated to the Substitute Funds after that date. The following will be added:

     Portfolio Partners Scudder International Growth Portfolio seeks long term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.

     Portfolio Partners MFS Emerging Equities Portfolio seeks long term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).

     Portfolio Partners MFS Research Growth Portfolio seeks long term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.

     Aetna Life Insurance and Annuity Company serves as the investment adviser to each Portfolio. Scudder, Stevens & Clark, Inc. serves as the subadviser to the Scudder International Growth Portfolio, and Massachusetts Financial Services Company serves as the subadviser to the MFS Emerging Equities and MFS Research Growth Portfolios.

Prospectus - Page 10
     The table under Charges & Fees--Charges Assessed Against the Underlying Funds is amended by deleting the Replaced Funds and adding the following Substitute Funds:


                                                                     Investment
                                                                    Advisory Fees      Other Expenses
                                                                    (after expense     (after expense     Total Annual
                                                                    reimbursement)     reimbursement)     Fund Expenses
Portfolio Partners Scudder International Growth Portfolio  ......       .80%               .20%                1.00%(1)
Portfolio Partners MFS Emerging Equities Portfolio   ............       .70%(2)            .13%                 .83%(1)
Portfolio Partners MFS Research Growth Portfolio  ...............       .70%(2)            .15%                 .85%(1)

(1) The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: 1.00% for the Scudder International Growth Portfolio; .87% for the MFS Emerging Equities Portfolio; and .92% for the MFS Research Growth Portfolio.

(2) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.


Prospectus - Page 30--Directors and Officers of the Company
     The list of directors and officers under Directors and Officers of the Company is amended by deleting Laura R. Estes, Creed R. Terry and Gail P. Johnson from the list.

Prospectus - Page 42--Illustrations of Death Benefit, Total Account Values and
   Surrender Values.
     The tables have been revised as follows to reflect the applicable fund expenses of the Substitute Funds instead of the Replaced Funds.

Illustrations of Death Benefit, Total Account Values and Surrender Values
The following tables illustrate how the Death Benefit, Total Account Values and Surrender Values of a Policy change with the investment experience of the Fund. The tables show how the Death Benefit, Total Account Values, and Surrender Values of a Policy issued to an insured of a given age and a given premium would vary over time if the investment return on the assets held in each Fund were a uniform, gross, after tax annual rate of 0%, 6%, and 12%, respectively.

Tables I, II, V and VI illustrate Policies issued on a unisex basis, age 45, in the preferred nonsmoker rate class. Tables III, IV, VII and VIII illustrate Policies issued on a unisex basis, age 45 in the nonsmoker rate class. Tables I through IV show values under the Guideline Premium Test for the definition of life insurance, and Tables V through VIII show values under the Cash Value Accumulation Test for the definition of life insurance. The Death Benefit, Total Account Values, and Surrender Values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12%, respectively, over a period of years, but fluctuated above and below those averages for individual Policy Years.

The second column of each table shows the accumulated values of the premiums paid at an assumed interest rate of 5%. The third through fifth columns illustrate the Death Benefit of a Policy over the designated period. The sixth through eighth columns illustrate the Total Account Values, while the ninth through the eleventh columns illustrate the Surrender Values of each Policy over the designated period. Tables I, III, V and VII assume that the maximum Cost of Insurance allowable under the Policy is charged in all Policy Years. These tables also assume that the maximum allowable mortality and expense risk charge of 0.90% on an annual basis, the maximum allowable administrative expense charge of 0.50% on an annual basis, and the maximum allowable premium load of 10% up to the first year's Guaranteed Death Benefit Premium to age 80 and 5% over the Guaranteed Death Benefit Premium to age 80, are assessed in the first Policy Year and 5% on all premiums in all Policy Years thereafter. Tables II, IV, VI and VIII assume that the current scale of Cost of Insurance Rates applies during all Policy Years. These tables also assume the current mortality and expense risk charge of 0.70% on an annual basis for the first 10 Policy Years and 0.20% for Policy Years 11 and thereafter, the current administrative expense charge of 0.30% on an annual basis, and the current premium load of 7% up to the first year's Guaranteed Death Benefit Premium to age 80 and 2% over the Guaranteed Death Benefit Premium to age 80 are assessed in the first Policy Year and 2% on all premium in all Policy Years thereafter.

The amounts shown for Death Benefit, Surrender Values, and Total Account Values reflect the fact that the net investment return is lower than the gross, after tax return on the assets held in each Fund as a result of expenses paid by each Fund and Separate Account charges levied.

The values shown take into account the daily investment advisory fee and other Fund expenses paid by each Fund. (See the individual prospectuses for each Fund for more information.)

In addition, a charge for mortality and expense risks of 0.70% for Policy Years 1-10 and 0.20% beginning in Policy Year 11 and thereafter (0.90% maximum) and administrative expenses of 0.30% (0.50% maximum) has also been reflected in the values shown. After deduction of these amounts, the illustrated net annual return is -2.06%, 3.94% and 9.94% on the maximum charge basis and -1.66%, 4.34% and 10.34% on a current charge basis for Policy Years 1-10. The illustrated net annual return is -1.16%, 4.84% and 10.84% on a current charge basis for Policy Years 11 and thereafter.

A weighted average has been used for the illustrations assuming that the Policy Owner has invested in the Funds as follows: 4% in Aetna Variable Fund; 8% in Aetna Income Shares; 10% in Aetna Variable Encore Fund; 7% in Aetna Investment Advisers Fund, Inc.; 20% in Fidelity's Variable Insurance Products Fund--Equity-Income Portfolio; 8% in Fidelity's Variable Insurance Products Fund--Growth Portfolio; 1% in Fidelity's Variable Insurance Products Fund-- Overseas Portfolio; 2% in Fidelity's Variable Insurance Products Funds II-- Asset Manager Portfolio; 9% in Fidelity's Variable

Insurance Products Fund II--Contrafund Portfolio; 7% in the Janus Aspen Aggressive Growth Portfolio; 3% in Janus Aspen Balanced Portfolio; 4% in Janus Aspen Growth Portfolio; 5% in the Janus Aspen Worldwide Growth Portfolio; 7% in Portfolio Partners MFS Emerging Equities Portfolio; 1% in Portfolio Partners MFS Research Growth Portfolio, and 4% in Portfolio Partners Scudder International Growth Portfolio.

The hypothetical values shown in the tables do not reflect any Separate Account charges for federal income taxes, since we are not currently assessing such charges. However, such charges may be made in the future, and in that event, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefit, Total Account Values, and Surrender Values illustrated.

The tables illustrate the Policy Values that would result based upon the hypothetical investment rates of return if premiums were paid as indicated, if all Net Premiums were allocated to Variable Life Account B, and if no Policy loans have been made. The tables are also based on the assumptions that the Policyowner has not requested an increase or decrease in the Specified Amount of the Policy, and no partial surrenders have been made.

Upon request, we will provide an illustration based upon the proposed Insured's age, and underwriting classification, the Specified Amount or premium requested, the proposed frequency of premium payments and any available riders requested.

The hypothetical gross annual investment return assumed in such an illustration will not exceed 12%.

                                     TABLE I
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               UNISEX ISSUE AGE 45
           $5,244.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                                SIMPLIFIED ISSUE
                             GUIDELINE PREMIUM TEST
                             DEATH BENEFIT OPTION 1


           Premiums               Death Benefit                     Total Account Value                    Surrender Value
         Accumulated               Gross Annual                         Gross Annual                        Gross Annual
End of        at              Investment Returns of                Investment Returns of                Investment Returns of
Policy   5% Interest    Gross 0%     Gross 6%   Gross 12%    Gross 0%     Gross 6%   Gross 12%    Gross 0%     Gross 6%   Gross 12%
 Year      Per Year    Net -2.06%   Net 3.94%   Net 9.94%   Net -2.06%   Net 3.94%   Net 9.94%   Net -2.06%   Net 3.94%   Net 9.94%
    1         5,506      500,000      500,000    500,000        2,886       3,113        3,341       2,637       2,864        3,091
    2        11,288      500,000      500,000    500,000        5,854       6,503        7,181       5,551       6,199        6,877
    3        17,358      500,000      500,000    500,000        8,630       9,894       11,268       8,361       9,624       10,999
    4        23,732      500,000      500,000    500,000       11,207      13,274       15,618      10,665      12,732       15,076
    5        30,425      500,000      500,000    500,000       13,582      16,639       20,253      13,118      16,175       19,789
    6        37,453      500,000      500,000    500,000       15,733      19,963       25,177      15,346      19,576       24,790
    7        44,832      500,000      500,000    500,000       17,641      23,221       30,401      17,332      22,911       30,091
    8        52,579      500,000      500,000    500,000       19,279      26,380       35,925      19,047      26,147       35,693
    9        60,714      500,000      500,000    500,000       20,619      29,404       41,755      20,464      29,249       41,600
   10        69,256      500,000      500,000    500,000       21,638      32,263       47,900      21,638      32,263       47,900
   15       118,816      500,000      500,000    500,000       21,109      42,873       83,976      21,109      42,873       83,976
   20       182,068      500,000      500,000    500,000        6,995      41,663      130,180       6,995      41,663      130,180
   25       262,795            0      500,000    500,000            0      13,576      188,023           0      13,576      188,023
   30       365,826            0            0    500,000            0           0      263,018           0           0      263,018
   20       182,068      500,000      500,000    500,000        6,995      41,663      130,180       6,995      41,663      130,180

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Values as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Values as a percentage of the Total Account value will be less than or equal to those illustrated.

     Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policyowner's allocations and the Funds' rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE II
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               UNISEX ISSUE AGE 45
           $5,244.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                                SIMPLIFIED ISSUE
                             GUIDELINE PREMIUM TEST
                             DEATH BENEFIT OPTION 1


           Premiums               Death Benefit                    Total Account Value                    Surrender Value
         Accumulated              Gross Annual                       Gross Annual                          Gross Annual
End of        at              Investment Returns of               Investment Returns of                Investment Returns of
Policy   5% Interest   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
 Year      Per Year   Net -1.66%   Net 4.34%   Net 10.34%  Net -1.66%   Net 4.34%   Net 10.34%   Net -1.66%   Net 4.34%   Net 10.34%
    1         5,506     500,000     500,000      500,000      3,477        3,727       3,977        3,070        3,320       3,570
    2        11,288     500,000     500,000      500,000      7,084        7,818       8,583        6,623        7,357       8,122
    3        17,358     500,000     500,000      500,000     10,557       12,011      13,590       10,130       11,584      13,163
    4        23,732     500,000     500,000      500,000     13,895       16,310      19,038       13,354       15,768      18,496
    5        30,425     500,000     500,000      500,000     17,098       20,716      24,973       16,633       20,252      24,509
    6        37,453     500,000     500,000      500,000     20,165       25,235      31,448       19,778       24,848      31,061
    7        44,832     500,000     500,000      500,000     23,106       29,878      38,527       22,797       29,568      38,217
    8        52,579     500,000     500,000      500,000     25,901       34,629      46,255       25,669       34,397      46,023
    9        60,714     500,000     500,000      500,000     28,575       39,522      54,730       28,420       39,367      54,575
   10        69,256     500,000     500,000      500,000     31,093       44,523      63,996       31,093       44,523      63,996
   15       118,816     500,000     500,000      500,000     41,762       72,411     127,851       41,762       72,411     127,851
   20       182,068     500,000     500,000      500,000     46,745      103,064     232,421       46,745      103,064     232,421
   25       262,795     500,000     500,000      500,000     44,659      136,747     410,565       44,659      136,747     410,565
   30       365,826     500,000     500,000      765,453     28,712      169,887     715,377       28,712      169,887     715,377
   20       182,068     500,000     500,000      500,000     46,745      103,064     232,421       46,745      103,064     232,421

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Values as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Values as a percentage of the Total Account Value will be less than or equal to those illustrated.

     Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charge may be reduced from .70% to .20% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.16%, 4.84% and 10.84%.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policyowner's allocations and the Funds' rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE III
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               UNISEX ISSUE AGE 45
           $6,444.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                                 NONSMOKER RISK
                              FACE AMOUNT $500,000
                                GUARANTEED ISSUE
                             GUIDELINE PREMIUM TEST
                             DEATH BENEFIT OPTION 1


           Premiums               Death Benefit                     Total Account Value                    Surrender Value
         Accumulated               Gross Annual                         Gross Annual                        Gross Annual
End of        at              Investment Returns of                Investment Returns of                Investment Returns of
Policy   5% Interest    Gross 0%     Gross 6%   Gross 12%    Gross 0%     Gross 6%   Gross 12%    Gross 0%     Gross 6%   Gross 12%
 Year      Per Year    Net -2.06%   Net 3.94%   Net 9.94%   Net -2.06%   Net 3.94%   Net 9.94%   Net -2.06%   Net 3.94%   Net 9.94%
    1         6,766      500,000     500,000     500,000        3,948       4,239        4,532       3,638       3,930        4,223
    2        13,871      500,000     500,000     500,000        8,018       8,867        9,753       7,642       8,491        9,378
    3        21,330      500,000     500,000     500,000       11,879      13,550       15,366      11,545      13,217       15,032
    4        29,163      500,000     500,000     500,000       15,523      18,281       21,401      14,855      17,613       20,733
    5        37,388      500,000     500,000     500,000       18,951      23,058       27,899      18,378      22,485       27,326
    6        46,023      500,000     500,000     500,000       22,139      27,858       34,885      21,662      27,381       34,408
    7        55,090      500,000     500,000     500,000       25,072      32,663       42,391      24,691      32,281       42,009
    8        64,611      500,000     500,000     500,000       27,723      37,444       50,446      27,437      37,158       50,160
    9        74,608      500,000     500,000     500,000       30,067      42,172       59,085      29,876      41,981       58,894
   10        85,105      500,000     500,000     500,000       32,082      46,823       68,351      32,082      46,823       68,351
   15       146,005      500,000     500,000     500,000       36,497      68,006      126,310      36,497      68,006      126,310
   20       223,731      500,000     500,000     500,000       27,588      81,316      211,623      27,588      81,316      211,623
   25       322,931            0     500,000     500,000            0      75,119      344,761           0      75,119      344,761
   30       449,539            0     500,000     615,331            0      23,895      575,075           0      23,895      575,075
   20       223,731      500,000     500,000     500,000       27,588      81,316      211,623      27,588      81,316      211,623

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Values as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Values as a percentage of the Total Account Value will be less than or equal to those illustrated.

     Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policyowner's allocations and the Funds' rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE IV
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               UNISEX ISSUE AGE 45
           $6,444.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                                 NONSMOKER RISK
                              FACE ACCOUNT $500,000
                                GUARANTEED ISSUE
                             GUIDELINE PREMIUM TEST
                             DEATH BENEFIT OPTION 1


           Premiums               Death Benefit                     Total Account Value                    Surrender Value
         Accumulated              Gross Annual                         Gross Annual                          Gross Annual
End of        at              Investment Returns of                Investment Returns of                Investment Returns of
Policy   5% Interest   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
 Year      Per Year   Net -1.66%   Net 4.34%   Net 10.34%  Net -1.66%   Net 4.34%   Net 10.34%   Net -1.66%   Net 4.34%   Net 10.34%
    1         6,766     500,000     500,000      500,000       4,158        4,461       4,766        3,655        3,958       4,263
    2        13,871     500,000     500,000      500,000       8,452        9,339      10,265        7,884        8,770       9,696
    3        21,330     500,000     500,000      500,000      12,551       14,303      16,206       12,024       13,776      15,679
    4        29,163     500,000     500,000      500,000      16,445       19,347      22,627       15,777       18,679      21,960
    5        37,388     500,000     500,000      500,000      20,183       24,520      29,629       19,610       23,948      29,057
    6        46,023     500,000     500,000      500,000      23,737       29,802      37,246       23,260       29,325      36,769
    7        55,090     500,000     500,000      500,000      27,119       35,207      45,558       26,737       34,825      45,176
    8        64,611     500,000     500,000      500,000      30,266       40,677      54,576       29,980       40,391      54,290
    9        74,608     500,000     500,000      500,000      33,274       46,311      64,477       33,083       46,120      64,287
   10        85,105     500,000     500,000      500,000      36,029       52,004      75,248       36,029       52,004      75,248
   15       146,005     500,000     500,000      500,000      46,982       83,250     149,388       46,982       83,250     149,388
   20       223,731     500,000     500,000      500,000      49,555      116,023     271,176       49,555      116,023     271,176
   25       322,931     500,000     500,000      558,759      40,204      148,910     481,689       40,204      148,910     481,689
   30       449,539     500,000     500,000      896,020       7,494      175,155     837,402        7,494      175,155     837,402
   20       223,731     500,000     500,000      500,000      49,555      116,023     271,176       49,555      116,023     271,176

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Values as a percentage of the Total Account Value will be less than or equal or those illustrated. If a smaller premium is paid, the Surrender Values as a percentage of the Total Account Value will be less than or equal to those illustrated.

     Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charge may be reduced from .70% to .20% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.16%, 4.84% and 10.84%.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policyowner's allocations and the Fund's rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                     TABLE V
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               UNISEX ISSUE AGE 45
           $5,244.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                                SIMPLIFIED ISSUE
                          CASH VALUE ACCUMULATION TEST
                             DEATH BENEFIT OPTION 1


           Premiums               Death Benefit                     Total Account Value                    Surrender Value
         Accumulated               Gross Annual                         Gross Annual                        Gross Annual
End of        at              Investment Returns of                Investment Returns of                Investment Returns of
Policy   5% Interest    Gross 0%     Gross 6%   Gross 12%    Gross 0%     Gross 6%   Gross 12%    Gross 0%     Gross 6%   Gross 12%
 Year      Per Year    Net -2.06%   Net 3.94%   Net 9.94%   Net -2.06%   Net 3.94%   Net 9.94%   Net -2.06%   Net 3.94%   Net 9.94%
    1         5,506      500,000      500,000    500,000        2,886       3,113        3,341       2,637       2,864        3,091
    2        11,288      500,000      500,000    500,000        5,854       6,503        7,181       5,551       6,199        6,877
    3        17,358      500,000      500,000    500,000        8,630       9,894       11,268       8,361       9,624       10,999
    4        23,732      500,000      500,000    500,000       11,207      13,274       15,618      10,665      12,732       15,076
    5        30,425      500,000      500,000    500,000       13,582      16,639       20,253      13,118      16,175       19,789
    6        37,453      500,000      500,000    500,000       15,733      19,963       25,177      15,346      19,576       24,790
    7        44,832      500,000      500,000    500,000       17,641      23,221       30,401      17,332      22,911       30,091
    8        52,579      500,000      500,000    500,000       19,279      26,380       35,925      19,047      26,147       35,693
    9        60,714      500,000      500,000    500,000       20,619      29,404       41,755      20,464      29,249       41,600
   10        69,256      500,000      500,000    500,000       21,638      32,263       47,900      21,638      32,263       47,900
   15       118,816      500,000      500,000    500,000       21,109      42,873       83,976      21,109      42,873       83,976
   20       182,068      500,000      500,000    500,000        6,995      41,663      130,180       6,995      41,663      130,180
   25       262,795            0      500,000    500,000            0      13,576      188,023           0      13,576      188,023
   30       365,826            0            0    500,000            0           0      263,018           0           0      263,018
   20       182,068      500,000      500,000    500,000        6,995      41,663      130,180       6,995      41,663      130,180


     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Values as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Values as a percentage of the Total Account Value will be less than or equal to those illustrated.

     Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policyowner's allocations and the Funds' rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VI
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               UNISEX ISSUE AGE 45
           $5,244.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                            PREFERRED NONSMOKER RISK
                              FACE AMOUNT $500,000
                                SIMPLIFIED ISSUE
                          CASH VALUE ACCUMULATION TEST
                             DEATH BENEFIT OPTION 1

           Premiums               Death Benefit                     Total Account Value                    Surrender Value
         Accumulated              Gross Annual                         Gross Annual                          Gross Annual
End of        at              Investment Returns of                Investment Returns of                Investment Returns of
Policy   5% Interest   Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
 Year      Per Year   Net -1.66%   Net 4.34%   Net 10.34%  Net -1.66%   Net 4.34%   Net 10.34%   Net -1.66%   Net 4.34%   Net 10.34%
    1         5,506     500,000     500,000      500,000       3,477        3,727       3,977        3,070        3,320       3,570
    2        11,288     500,000     500,000      500,000       7,084        7,818       8,583        6,623        7,357       8,122
    3        17,358     500,000     500,000      500,000      10,557       12,011      13,590       10,130       11,584      13,163
    4        23,732     500,000     500,000      500,000      13,895       16,310      19,038       13,354       15,768      18,496
    5        30,425     500,000     500,000      500,000      17,098       20,716      24,973       16,633       20,252      24,509
    6        37,453     500,000     500,000      500,000      20,165       25,235      31,448       19,778       24,848      31,061
    7        44,832     500,000     500,000      500,000      23,106       29,878      38,527       22,797       29,568      38,217
    8        52,579     500,000     500,000      500,000      25,901       34,629      46,255       25,669       34,397      46,023
    9        60,714     500,000     500,000      500,000      28,575       39,522      54,730       28,420       39,367      54,575
   10        69,256     500,000     500,000      500,000      31,093       44,523      63,996       31,093       44,523      63,996
   15       118,816     500,000     500,000      500,000      41,762       72,411     127,851       41,762       72,411     127,851
   20       182,068     500,000     500,000      500,000      46,745      103,064     232,421       46,745      103,064     232,421
   25       262,795     500,000     500,000      652,403      44,659      136,747     407,752       44,659      136,747     407,752
   30       365,826     500,000     500,000      991,412      28,712      169,887     688,480       28,712      169,887     688,480
   20       182,068     500,000     500,000      500,000      46,745      103,064     232,421       46,745      103,064     232,421


     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Values as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Values as a percentage of the Total Account Value will be less than or equal to those illustrated.

     Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charge may be reduced from .70% to .20% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.16%, 4.84% and 10.84%.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policyowner's allocations and the Funds' rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                    TABLE VII
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               UNISEX ISSUE AGE 45
           $6,444.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                                 NONSMOKER RISK
                              FACE AMOUNT $500,000
                                GUARANTEED ISSUE
                          CASH VALUE ACCUMULATION TEST
                             DEATH BENEFIT OPTION 1

           Premiums               Death Benefit                    Total Account Value                    Surrender Value
         Accumulated               Gross Annual                        Gross Annual                        Gross Annual
End of        at              Investment Returns of               Investment Returns of                Investment Returns of
Policy   5% Interest    Gross 0%     Gross 6%   Gross 12%   Gross 0%     Gross 6%   Gross 12%    Gross 0%     Gross 6%   Gross 12%
 Year      Per Year    Net -2.06%   Net 3.94%   Net 9.94%  Net -2.06%   Net 3.94%   Net 9.94%   Net -2.06%   Net 3.94%   Net 9.94%
    1         6,766      500,000     500,000     500,000       3,948       4,239        4,532       3,638       3,930        4,223
    2        13,871      500,000     500,000     500,000       8,018       8,867        9,753       7,642       8,491        9,378
    3        21,330      500,000     500,000     500,000      11,879      13,550       15,366      11,545      13,217       15,032
    4        29,163      500,000     500,000     500,000      15,523      18,281       21,401      14,855      17,613       20,733
    5        37,388      500,000     500,000     500,000      18,951      23,058       27,899      18,378      22,485       27,326
    6        46,023      500,000     500,000     500,000      22,139      27,858       34,885      21,662      27,381       34,408
    7        55,090      500,000     500,000     500,000      25,072      32,663       42,391      24,691      32,281       42,009
    8        64,611      500,000     500,000     500,000      27,723      37,444       50,446      27,437      37,158       50,160
    9        74,608      500,000     500,000     500,000      30,067      42,172       59,085      29,876      41,981       58,894
   10        85,105      500,000     500,000     500,000      32,082      46,823       68,351      32,082      46,823       68,351
   15       146,005      500,000     500,000     500,000      36,497      68,006      126,310      36,497      68,006      126,310
   20       223,731      500,000     500,000     500,000      27,588      81,316      211,623      27,588      81,316      211,623
   25       322,931            0     500,000     550,159           0      75,119      343,849           0      75,119      343,849
   30       449,539            0     500,000     773,010           0      23,895      536,812           0      23,895      536,812
   20       223,731      500,000     500,000     500,000      27,588      81,316      211,623      27,588      81,316      211,623

     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Values as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Values as a percentage of the Total Account Value will be less than or equal to those illustrated.

     Assumes no Policy loan has been made. Guaranteed cost of insurance rates assumed. Maximum mortality and expense risk charges, administrative charges, and premium load assumed.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policyowner's allocations and the Funds' rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

                                   TABLE VIII
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                               UNISEX ISSUE AGE 45
           $6,444.00 ANNUAL GUARANTEED DEATH BENEFIT PREMIUM TO AGE 80
                                 NONSMOKER RISK
                              FACE AMOUNT $500,000
                                GUARANTEED ISSUE
                          CASH VALUE ACCUMULATION TEST
                             DEATH BENEFIT OPTION 1


           Premiums                Death Benefit                     Total Account Value                    Surrender Value
         Accumulated               Gross Annual                         Gross Annual                          Gross Annual
End of        at               Investment Returns of                Investment Returns of                Investment Returns of
Policy   5% Interest    Gross 0%     Gross 6%    Gross 12%   Gross 0%     Gross 6%    Gross 12%    Gross 0%     Gross 6%   Gross 12%
 Year      Per Year    Net -1.66%   Net 4.34%   Net 10.34%  Net -1.66%   Net 4.34%   Net 10.34%   Net -1.66%   Net 4.34%   Net 10.34
    1         6,766      500,000     500,000       500,000      4,158        4,461       4,766        3,655        3,958       4,263
    2        13,871      500,000     500,000       500,000      8,452        9,339      10,265        7,884        8,770       9,696
    3        21,330      500,000     500,000       500,000     12,551       14,303      16,206       12,024       13,776      15,679
    4        29,163      500,000     500,000       500,000     16,445       19,347      22,627       15,777       18,679      21,960
    5        37,388      500,000     500,000       500,000     20,183       24,520      29,629       19,610       23,948      29,057
    6        46,023      500,000     500,000       500,000     23,737       29,802      37,246       23,260       29,325      36,769
    7        55,090      500,000     500,000       500,000     27,119       35,207      45,558       26,737       34,825      45,176
    8        64,611      500,000     500,000       500,000     30,266       40,677      54,576       29,980       40,391      54,290
    9        74,608      500,000     500,000       500,000     33,274       46,311      64,477       33,083       46,120      64,287
   10        85,105      500,000     500,000       500,000     36,029       52,004      75,248       36,029       52,004      75,248
   15       146,005      500,000     500,000       500,000     46,982       83,250     149,388       46,982       83,250     149,388
   20       223,731      500,000     500,000       500,000     49,555      116,023     271,176       49,555      116,023     271,176
   25       322,931      500,000     500,000       752,805     40,204      148,910     470,503       40,204      148,910     470,503
   30       449,539      500,000     500,000     1,121,921      7,494      175,155     779,112        7,494      175,155     779,112
   20       223,731      500,000     500,000       500,000     49,555      116,023     271,176       49,555      116,023     271,176


     If premiums are paid more frequently than annually, the Death Benefits, Total Account Values, and Surrender Values would be less than those illustrated. If a larger premium is paid, the Surrender Values as a percentage of the Total Account Value will be greater than or equal to those illustrated. If a smaller premium is paid, the Surrender Values as a percentage of the Total Account Value will be less than or equal to those illustrated.

     Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed. The current mortality and expense risk charge may be reduced from .70% to .20% in Policy Years 11 and thereafter. Beginning in Policy Years 11 and thereafter, the illustrated net annual return is -1.16%, 4.84% and 10.84%.

     These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the Policyowner's allocations and the Funds' rates of return. The Total Account Value and Surrender Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.

Financial Statements
     Following are the unaudited financial statements as of March 31, 1997 for Variable Life Account B and Aetna Life Insurance and Annuity Company.





                             VARIABLE LIFE ACCOUNT B
                              FINANCIAL STATEMENTS


                                     Index


 Statement of Assets and Liabilities as of March 31, 1997 (unaudited)    ...............   S-2
Statements of Operations and Changes in Net Assets for the three months
   ended March 31, 1997 and March 31, 1996 (unaudited)    ..............................   S-4
 Condensed Financial Information for the three months ended March 31, 1997 (unaudited)     S-5
 Notes to Financial Statements -- March 31, 1997 (unaudited)   .........................   S-8

Variable Life Account B

Statement of Assets and Liabilities--March 31, 1997 (Unaudited)



ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 2,960,415 shares (cost $89,278,680)   ........................ $ 97,909,299
 Aetna Income Shares; 1,045,713 shares (cost $13,363,458)   ........................   13,165,731
 Aetna Variable Encore Fund; 1,227,381 shares (cost $15,807,543)  ..................   15,746,491
 Aetna Investment Advisers Fund, Inc.; 1,091,726 shares (cost $15,188,940) .........   16,429,385
 Aetna Ascent Variable Portfolio; 68,622 shares (cost $854,021)   ..................      863,923
 Aetna Crossroads Variable Portfolio; 16,359 shares (cost $197,046)  ...............      196,092
 Aetna Legacy Variable Portfolio; 4,996 shares (cost $56,579)  .....................       56,152
 Alger American Small Capitalization Portfolio; 345,556 shares (cost $14,099,553)      12,460,754
 American Century VP Capital Appreciation Fund; 652,426 shares (cost $6,893,822) ...    5,558,671
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 818,103 shares (cost $15,998,533)   .....................   15,683,029
  Growth Portfolio; 187,282 shares (cost $5,537,815)  ..............................    5,489,224
  Overseas Portfolio; 32,503 shares (cost $569,345)   ..............................      577,577
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 97,944 shares (cost $1,506,123)  ........................    1,461,329
  Contrafund Portfolio; 527,095 shares (cost $8,030,087) ...........................    8,328,106
 Janus Aspen Series:
  Aggressive Growth Portfolio; 595,943 shares (cost $10,670,058)  ..................    9,541,046
  Balanced Portfolio; 287,055 shares (cost $4,047,436)   ...........................    4,320,181
  Growth Portfolio; 530,993 shares (cost $7,746,679)  ..............................    8,278,181
  Short-Term Bond Portfolio; 390,958 shares (cost $3,872,649)  .....................    3,944,763
  Worldwide Growth Portfolio; 656,748 shares (cost $12,087,431)   ..................   13,561,854
 Scudder Variable Life Investment Fund--
  International Portfolio; 847,331 shares (cost $10,042,514)   .....................   11,193,242
                                                                                     -------------
NET ASSETS (cost $235,848,312)   ................................................... $244,765,030
                                                                                     =============
Net assets represented by:
Policyholders' account values: (Notes 1 and 5)
Aetna Variable Fund:
 Policyholders' account values   ................................................... $ 97,909,299
Aetna Income Shares:
 Policyholders' account values   ...................................................   13,165,731
Aetna Variable Encore Fund:
 Policyholders' account values   ...................................................   15,746,491
Aetna Investment Advisers Fund, Inc.:
 Policyholders' account values   ...................................................   16,429,385
Aetna Ascent Variable Portfolio:
 Policyholders' account values   ...................................................      863,923
Aetna Crossroads Variable Portfolio:
 Policyholders' account values   ...................................................      196,092

Variable Life Account B

Statement of Assets and Liabilities--March 31, 1997 (unaudited & continued):

Aetna Legacy Variable Portfolio:
 Policyholders' account values   .............................. $     56,152
Alger American Small Capitalization Portfolio:
 Policyholders' account values   ..............................   12,460,754
American Century VP Capital Appreciation Fund:
 Policyholders' account values   ..............................    5,558,671
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
 Policyholders' account values   ..............................   15,683,029
 Growth Portfolio:
 Policyholders' account values   ..............................    5,489,224
 Overseas Portfolio:
 Policyholders' account values   ..............................      577,577
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
 Policyholders' account values   ..............................    1,461,329
Contrafund Portfolio:
 Policyholders' account values   ..............................    8,328,106
Janus Aspen Series:
 Aggressive Growth Portfolio:
 Policyholders' account values   ..............................    9,541,046
 Balanced Portfolio:
 Policyholders' account values   ..............................    4,320,181
 Growth Portfolio:
 Policyholders' account values   ..............................    8,278,181
 Short-Term Bond Portfolio:
 Policyholders' account values   ..............................    3,944,763
 Worldwide Growth Portfolio:
 Policyholders' account values   ..............................   13,561,854
Scudder Variable Life Investment Fund--International Portfolio:
 Policyholders' account values   ..............................   11,193,242
                                                                -------------
                                                                $244,765,030
                                                                =============

See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets



                                                                    Three Months Ended   Three Months Ended
                                                                      March 31, 1997       March 31, 1996
                                                                        (Unaudited)         (Unaudited)
                                                                    -------------------- -------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends   ......................................................    $  2,905,983         $    359,401
Expenses: (Notes 2 and 5)
 Valuation Period Deductions   ....................................        (335,872)            (216,034)
                                                                       ------------         ------------
Net investment income    ..........................................       2,570,111              143,367
                                                                       ------------         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales  .............................................      15,319,304            3,428,998
 Cost of investments sold   .......................................      14,300,603            3,005,963
                                                                       ------------         ------------
  Net realized gain   .............................................       1,018,701              423,035
Net unrealized gain (loss) on investments: (Note 5)
 Beginning of period  .............................................      14,132,669            4,391,574
 End of period  ...................................................       8,916,718            9,478,418
                                                                       ------------         ------------
  Net change in unrealized gain (loss)  ...........................      (5,215,951)           5,086,844
                                                                       ------------         ------------
Net realized and unrealized gain (loss) on investments    .........      (4,197,250)           5,509,879
                                                                       ------------         ------------
Net (decrease) increase in net assets resulting from operations          (1,627,139)           5,653,246
                                                                       ------------         ------------
FROM UNIT TRANSACTIONS:
Variable life premium payments    .................................      32,286,413           21,128,211
Sales and administrative charges deducted by the Company  .........      (1,105,628)            (632,971)
Premiums allocated to the fixed account    ........................        (706,230)          (1,644,459)
                                                                       ------------         ------------
 Net premiums allocated to the variable account  ..................      30,474,555           18,850,781
Transfers to the Company for monthly deductions  ..................      (4,828,049)          (3,306,575)
Redemptions by contract holders   .................................      (2,187,917)          (1,152,122)
Transfers on account of policy loans    ...........................        (187,877)            (422,131)
Other  ............................................................         (52,426)              43,265
                                                                       ------------         ------------
 Net increase in net assets from unit transactions (Note 5)  ......      23,218,286           14,013,218
                                                                       ------------         ------------
Change in net assets  .............................................      21,591,147           19,666,464
NET ASSETS:
Beginning of period   .............................................     223,173,883          126,515,779
                                                                       ------------         ------------
End of period   ...................................................    $244,765,030         $146,182,243
                                                                       ============         ============

See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (Unaudited)



                                                 Value
                                               Per Unit               Increase
                                                                     (Decrease)
                                                                    in Value of            Reserves
                                        Beginning     End of        Accumulation           at End
                                        of Period     Period            Unit              of Period
                                        -----------   ---------   --------------------   ------------
Aetna Variable Fund:
 Aetna Vest  ........................     $34.932     $35.579             1.85%          $52,790,404
 Aetna Vest II  .....................      19.507      19.868             1.85%           15,918,571
 Aetna Vest Plus   ..................      16.389      16.692             1.85%           24,193,440
 Aetna Vest Estate Protector   ......      11.675      11.896             1.89%              343,196
 Corporate Specialty Market    ......      14.805      15.080             1.85%            4,663,688
Aetna Income Shares:
 Aetna Vest  ........................     $21.850     $21.739            (0.51%)           5,779,308
 Aetna Vest II  .....................      14.691      14.616            (0.51%)             964,510
 Aetna Vest Plus   ..................      11.764      11.704            (0.51%)           1,573,435
 Aetna Vest Estate Protector   ......      10.452      10.403            (0.47%)             110,600
 Corporate Specialty Market    ......      11.354      11.297            (0.51%)           4,737,878
Aetna Variable Encore Fund:
 Aetna Vest  ........................     $16.577     $16.743             1.00%            2,617,424
 Aetna Vest II  .....................      12.117      12.238             1.00%              162,807
 Aetna Vest Plus   ..................      11.388      11.502             1.00%            5,475,885
 Aetna Vest Estate Protector   ......      10.333      10.441             1.04%              391,865
 Corporate Specialty Market    ......      10.895      11.004             1.00%            7,098,510
Aetna Investment Advisers Fund, Inc.:
 Aetna Vest  ........................     $17.547     $17.424            (0.70%)           1,901,583
 Aetna Vest II  .....................      17.742      17.618            (0.70%)           4,157,201
 Aetna Vest Plus   ..................      14.880      14.775            (0.70%)           6,002,453
 Aetna Vest Estate Protector   ......      11.340      11.086            (2.24%) (1)           2,571
 Corporate Specialty Market    ......      12.954      12.863            (0.70%)           4,365,577
Aetna Ascent Variable Portfolio:
 Aetna Vest  ........................     $11.828     $11.771            (0.48%)             135,740
 Aetna Vest II  .....................      11.828      11.771            (0.48%)              99,315
 Aetna Vest Plus   ..................      11.828      11.771            (0.48%)             626,288
 Aetna Vest Estate Protector   ......      11.886      11.789            (0.82%) (2)           2,580
Aetna Crossroads Variable
 Portfolio:
 Aetna Vest  ........................     $11.474     $11.453            (0.18%)              28,023
 Aetna Vest II  .....................      11.544      11.453            (0.79%) (1)           1,917
 Aetna Vest Plus   ..................      11.474      11.453            (0.18%)             165,657
 Aetna Vest Estate Protector   ......      11.487      11.470            (0.14%)                 495
Aetna Legacy Variable Portfolio:
 Aetna Vest II  .....................     $11.263     $11.076            (1.66%) (2)           9,557
 Aetna Vest Plus   ..................      11.118      11.076            (0.38%)              46,595

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (unaudited & continued)

                                                                   Increase
                                            Value Per Unit        (Decrease)
                                                                  in Value of       Reserves
                                        Beginning     End of      Accumulation       at End
                                        of Period     Period           Unit         of Period
                                        -----------   ---------   --------------   ------------
Alger American Small
 Capitalization Portfolio:
 Aetna Vest  ........................     $16.051     $14.113         (12.07%)      1,043,585
 Aetna Vest II  .....................      16.052      14.114         (12.07%)        635,959
 Aetna Vest Plus   ..................      16.043      14.106         (12.07%)      5,680,005
 Aetna Vest Estate Protector   ......       9.982       8.780         (12.04%)        253,395
 Corporate Specialty Market    ......      13.201      11.607         (12.07%)      4,847,810
American Century VP Capital
 Appreciation Fund:
 Aetna Vest  ........................     $12.534     $10.646         (15.06%)        840,154
 Aetna Vest II  .....................      12.590      10.694         (15.06%)        310,402
 Aetna Vest Plus   ..................      12.419      10.548         (15.06%)      3,515,587
 Aetna Vest Estate Protector   ......       9.511       8.082         (15.03%)          2,691
 Corporate Specialty Market    ......      11.358       9.647         (15.06%)        889,837
Fidelity Investments Variable
 Insurance Products Fund:
Equity-Income Portfolio:
 Aetna Vest  ........................     $10.871     $10.968           0.90%          87,359
 Aetna Vest II  .....................      10.871      10.968           0.90%          48,971
 Aetna Vest Plus   ..................      10.871      10.968           0.90%       2,014,106
 Aetna Vest Estate Protector   ......      10.883      10.985           0.93%         252,126
 Corporate Specialty Market    ......      12.512      12.624           0.90%      13,280,467
Growth Portfolio:
 Corporate Specialty Market    ......     $11.255     $10.952          (2.69%)      5,489,224
Overseas Portfolio:
 Corporate Specialty Market    ......     $11.241     $11.578           2.99%         577,577
Fidelity Investments Variable
 Insurance Products Fund II:
Asset Manager Portfolio:
 Corporate Specialty Market    ......     $12.022     $11.987          (0.30%)      1,461,329
Contrafund Portfolio:
 Aetna Vest  ........................     $11.525     $11.309          (1.88%)        305,794
 Aetna Vest II  .....................      11.525      11.309          (1.88%)         94,053
 Aetna Vest Plus   ..................      11.525      11.309          (1.88%)      1,620,391
 Aetna Vest Estate Protector   ......      11.538      11.326          (1.84%)        158,332
 Corporate Specialty Market    ......      12.396      12.164          (1.88%)      6,149,536
Janus Aspen Series:
Aggressive Growth Portfolio:
 Aetna Vest  ........................     $16.153     $14.143         (12.44%)        737,026
 Aetna Vest II  .....................      16.153      14.143         (12.44%)        458,338

Variable Life Account B

Condensed Financial Information--Three Months Ended March 31, 1997 (unaudited & continued):

                                                                     Increase
                                            Value Per Unit          (Decrease)
                                                                   in Value of        Reserves
                                        Beginning     End of       Accumulation        at End
                                        of Period     Period           Unit           of Period
                                        -----------   ---------   -----------------   -----------
 Aetna Vest Plus   ..................     $16.153     $14.143         (12.44%)        $3,517,794
 Aetna Vest Estate Protector   ......       9.797       8.581         (12.41%)           311,336
 Corporate Specialty Market    ......      12.120      10.611         (12.44%)         4,516,552
Balanced Portfolio:
 Aetna Vest  ........................     $13.966     $14.196           1.64%         $   97,246
 Aetna Vest II  .....................      14.075      14.306           1.64%             84,618
 Aetna Vest Plus   ..................      13.960      14.189           1.64%          2,082,733
 Aetna Vest Estate Protector   ......      11.101      11.288           1.68%             35,062
 Corporate Specialty Market    ......      12.242      12.443           1.64%          2,020,522
Growth Portfolio:
 Aetna Vest  ........................     $14.898     $14.938           0.27%         $  541,273
 Aetna Vest II  .....................      14.884      14.924           0.27%          1,002,167
 Aetna Vest Plus   ..................      14.863      14.903           0.27%          4,160,826
 Aetna Vest Estate Protector   ......      10.857      10.890           0.31%            146,512
 Corporate Specialty Market    ......      12.232      12.265           0.27%          2,427,403
Short-Term Bond Portfolio:
 Aetna Vest  ........................     $11.289     $11.397           0.95%         $    6,924
 Aetna Vest II  .....................      11.277      11.385           0.95%              1,372
 Aetna Vest Plus   ..................      11.247      11.354           0.95%            273,539
 Aetna Vest Estate Protector   ......      10.389      10.465           0.73% (1)          1,539
 Corporate Specialty Market    ......      10.468      10.568           0.95%          3,661,389
Worldwide Growth Portfolio:
 Aetna Vest  ........................     $16.364     $17.339           5.96%         $1,547,127
 Aetna Vest II  .....................      16.368      17.344           5.96%            940,957
 Aetna Vest Plus   ..................      16.348      17.322           5.96%          6,185,375
 Aetna Vest Estate Protector   ......      11.811      12.519           6.00%            310,828
 Corporate Specialty Market    ......      13.459      14.262           5.96%          4,577,567
Scudder Variable Life Investment
 Fund--International Portfolio:
 Aetna Vest  ........................     $14.543     $14.813           1.86%         $2,402,152
 Aetna Vest II  .....................      14.453      14.722           1.86%            675,216
 Aetna Vest Plus   ..................      14.373      14.640           1.86%          5,406,958
 Aetna Vest Estate Protector   ......      10.898      11.105           1.90%             99,911
 Corporate Specialty Market    ......      12.043      12.267           1.86%          2,609,005

Notes to Condensed Financial Information:

   (1)--Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.

   (2)--Reflects less than a full year of performance activity. Funds were first received in this option during February 1997.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (Unaudited):


1. Summary of Significant Accounting Policies

   Variable Life Account B ("Account") is a separate account established by Aetna Life Insurance and Annuity Company and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.

   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on March 31, 1997:

   Aetna Variable Fund                      Fidelity Investments Variable
   Aetna Income Shares                        Insurance Products Fund II:
   Aetna Variable Encore Fund               [bullet] Asset Manager Portfolio
   Aetna Investment Advisers Fund, Inc.     [bullet] Contrafund Portfolio
   Aetna Ascent Variable Portfolio          Janus Aspen Series:
   Aetna Crossroads Variable Portfolio      [bullet] Aggressive Growth Portfolio
   Aetna Legacy Variable Portfolio          [bullet] Balanced Portfolio
   Alger American Small Capitalization      [bullet] Growth Portfolio
     Portfolio                              [bullet] Short-Term Bond Portfolio
   American Century VP Capital              [bullet] Worldwide Growth Portfolio
     Appreciation Fund                      Scudder Variable Life Investment
   Fidelity Investments Variable              Fund--International Portfolio
     Insurance Products Fund:
   [bullet] Equity-Income Portfolio
   [bullet] Growth Portfolio
   [bullet] Overseas Portfolio

     b. Other

   Other Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

     c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (unaudited & continued):

3. Dividend Income

   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) on investments in the Statements of Operations and Changes in Net Assets.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the three months ended March 31, 1997 and 1996 aggregated $41,107,702 and $15,319,304 and $17,583,396 and $3,428,998,
   respectively.

Variable Life Account B

Notes to Financial Statements--March 31, 1997 (unaudited & continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets--Three-Months Ended March 31, 1997

                                                               Valuation       Proceeds      Cost of         Net
                                                                 Period          from      Investments    Realized
                                                 Dividends     Deductions       Sales          Sold      Gain (Loss)
                                                ------------ --------------- ------------- ------------- ------------
Aetna Variable Fund:
 PolicyHolder's account values  ...............   $        0  $  (138,689)     $ 2,085,493   $ 1,533,994 $ 551,499
Aetna Income Shares:
 PolicyHolders' account values  ...............            0      (19,010)         862,682       883,816   (21,134)
Aetna Variable Encore Fund:
 PolicyHolder's account values  ...............      372,968      (15,420)       5,214,143     5,282,921   (68,778)
Aetna Investment Advisers Fund, Inc.:
 PolicyHolder's account values  ...............            0      (23,413)         326,908       270,907    56,001
Aetna Ascent Variable Portfolio:
 PolicyHolder's account values  ...............            0       (1,012)         719,965       718,546     1,419
Aetna Crossroads Variable Portfolio:
 PolicyHolder's account values  ...............            0         (219)         151,692       151,595        97
Aetna Legacy Variable Portfolio:
 PolicyHolder's account values  ...............            0          (45)          31,294        31,283        11
Alger American Small Capitalization Portfolio:
 PolicyHolder's account values  ...............            0      (18,952)       1,610,023     1,464,966   145,057
American Century VP Capital Appreciation Fund:
 PolicyHolder's account values  ...............      132,455       (9,411)         628,578       573,692    54,886
Fidelity Investments Variable Insurance
 Products Fund:
Equity-Income Portfolio:
 PolicyHolder's account values  ...............    1,485,715      (20,823)          95,203        90,944     4,259
Growth Portfolio:
 PolicyHolder's account values  ...............      192,233       (7,619)         105,973       100,096     5,877
Overseas Portfolio:
 PolicyHolder's account values  ...............       46,706         (768)           6,580         5,914       666
Fidelity Investments Variable Insurance
 Products Fund II:
Asset Manager Portfolio:
 PolicyHolder's account values  ...............      175,953       (2,076)          36,869        35,726     1,143
Contrafund Portfolio:
 PolicyHolder's account values  ...............      235,708      (10,954)         181,301       150,422    30,879
Janus Aspen Series:
Aggressive Growth Portfolio:
 PolicyHolder's account values  ...............            0      (13,717)       2,488,643     2,394,608    94,035
Balanced Portfolio:
 PolicyHolder's account values  ...............            0       (5,499)         141,829       115,577    26,252
Growth Portfolio:
 PolicyHolder's account values  ...............            0      (11,143)         130,246        96,623    33,623
Short-Term Bond Portfolio:
 PolicyHolder's account values  ...............            0       (5,429)          30,221        29,518       703
Worldwide Growth Portfolio:
 PolicyHolder's account values  ...............            0      (16,324)         128,784        88,357    40,427
Scudder Variable Life Investment Fund -
International Portfolio:
 PolicyHolder's account values  ...............      264,245      (15,349)         342,877       281,098    61,779
                                                 -----------  -----------     ------------  ------------ ----------
Total Variable Life Account B   ...............   $2,905,983  $  (335,872)     $15,319,304   $14,300,603 $1,018,701
                                                 ===========  ===========     ============  ============ ==========

                                                       Net Increase
         Net Unrealized                  Net           (Decrease) In
           Gain (Loss)                Change in        Net Assets                 Net Assets
 Beginning            End            Unrealized         from Unit        Beginning          End
 of Period         of Period         Gain (Loss)       Transactions      of Period       of Period
---------------   ---------------   ----------------   --------------   --------------   -------------
 $ 7,294,643       $  8,630,619      $  1,335,976       $ 3,288,887     $ 92,871,626     $ 97,909,299
    (190,180)          (197,727)           (7,547)           33,635       13,179,787       13,165,731
     106,394            (61,052)         (167,446)        6,532,982        9,092,185       15,746,491
   1,383,931          1,240,445          (143,486)          748,742       15,791,541       16,429,385
      15,645              9,902            (5,743)          323,881          545,378          863,923
        (191)              (954)             (763)           73,285          123,692          196,092
          20               (427)             (447)           42,670           13,963           56,152
     172,057         (1,638,799)       (1,810,856)        1,059,422       13,086,083       12,460,754
    (146,911)        (1,335,151)       (1,188,240)           86,456        6,482,525        5,558,671
   1,096,283           (315,504)       (1,411,787)        2,315,452       13,310,213       15,683,029
     294,867            (48,591)         (343,458)          589,662        5,052,529        5,489,224
      37,941              8,232           (29,709)           28,355          532,327          577,577
     134,978            (44,794)         (179,772)           55,895        1,410,186        1,461,329
     730,883            298,019          (432,864)        1,593,647        6,911,690        8,328,106
     249,074         (1,129,012)       (1,378,086)        1,175,887        9,662,927        9,541,046
     243,163            272,745            29,582           695,501        3,574,345        4,320,181
     566,478            531,502           (34,976)        1,116,030        7,174,647        8,278,181
      26,773             72,114            45,341            76,300        3,827,848        3,944,763
     872,277          1,474,423           602,146         3,020,469        9,915,136       13,561,854
   1,244,544          1,150,728           (93,816)          361,128       10,615,255       11,193,242
 -----------       ------------      ------------       ------------    -------------    -------------
 $14,132,669       $  8,916,718      $ (5,215,951)      $23,218,286     $223,173,883     $244,765,030
 ===========       ============      ============       ============    =============    =============

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   Index to Consolidated Financial Statements

                                                                                             Page
Consolidated Statements of Income for the three months ended March 31, 1997 and 1996         F-2
  (unaudited)   .
Consolidated Balance Sheets as of March 31, 1997 (unaudited) and December 31, 1996  ......   F-3
Consolidated Statements of Changes in Shareholder's Equity for the three months ended
   March 31, 1997 and 1996 (unaudited)    ................................................   F-4
Consolidated Statements of Cash Flows for the three months ended March 31, 1997 and 1996
   (unaudited)    ........................................................................   F-5
Condensed Notes to Consolidated Financial Statements as of March 31, 1997 (unaudited)  ...   F-7

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                          (unaudited)
                                                        3 Months Ended
                                                           March 31,
                                                       ------------------
                                                         1997      1996
                                                       --------   -------
Revenue:
 Premiums                                                $ 52.3   $ 34.0
 Charges assessed against policyholders                   109.7     92.0
 Net investment income                                    267.8    257.6
 Net realized capital gains                                 5.0     14.9
 Other income                                               9.7     12.2
                                                        -------   -------
  Total revenue                                           444.5    410.7
Benefits and expenses:
 Current and future benefits                              272.0    236.9
 Operating expenses                                        78.2     87.2
 Amortization of deferred policy acquisition costs         19.9     17.5
                                                        -------   -------
  Total benefits and expenses                             370.1    341.6
Income before income taxes                                 74.4     69.1
Income taxes                                               24.0     20.6
                                                        -------   -------
Net income                                               $ 50.4   $ 48.5
                                                        =======   =======

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)


                                                                    (unaudited)
                                                                     March 31,      December 31,
Assets                                                                 1997            1996
------                                                              ------------   -------------
Investments:
 Debt securities, available for sale, at fair value
  (amortized cost: $12,378.5 and $12,539.1)                           $12,428.6      $12,905.5
 Equity securities, available for sale:
  Non-redeemable preferred stock (cost: $141.3 and $107.6)                152.1          119.0
  Investment in affiliated mutual funds (cost: $64.2 and $77.3)            67.9           81.1
  Common stock (cost: $0.0 and $0.0)                                        0.1            0.3
  Short-term investments                                                   45.5           34.8
  Mortgage loans                                                           12.9           13.0
  Policy loans                                                            408.4          399.3
                                                                     ----------      ----------
   Total investments                                                   13,115.5       13,553.0
 Cash and cash equivalents                                                758.9          459.1
 Accrued investment income                                                185.3          159.0
 Premiums due and other receivables                                        32.6           26.6
 Deferred policy acquisition costs                                      1,560.1        1,515.3
 Reinsurance loan to affiliate                                            593.7          628.3
 Other assets                                                              32.6           33.7
 Separate Accounts assets                                              16,460.1       15,318.3
                                                                     ----------      ----------
   Total assets                                                       $32,738.8      $31,693.3
                                                                     ==========      ==========
Liabilities and Shareholder's Equity
------------------------------------
Liabilities:
 Future policy benefits                                               $ 3,613.3      $ 3,617.0
 Unpaid claims and claim expenses                                          37.4           28.9
 Policyholders' funds left with the Company                            10,529.2       10,663.7
                                                                     ----------      ----------
   Total insurance reserve liabilities                                 14,179.9       14,309.6
 Other liabilities                                                        392.8          354.7
 Income taxes:
  Current                                                                  29.1           20.7
  Deferred                                                                 62.1           80.5
 Separate Accounts liabilities                                         16,460.1       15,318.3
                                                                     ----------      ----------
   Total liabilities                                                   31,124.0       30,083.8
                                                                     ----------      ----------
Shareholder's equity:
 Common stock, par value $50 (100,000 shares authorized; 55,000
  shares issued and outstanding)                                            2.8            2.8
 Paid-in capital                                                          418.0          418.0
 Net unrealized capital gains                                              13.6           60.5
 Retained earnings                                                      1,180.4        1,128.2
                                                                     ----------      ----------
   Total shareholder's equity                                           1,614.8        1,609.5
                                                                     ----------      ----------
   Total liabilities and shareholder's equity                         $32,738.8      $31,693.3
                                                                     ==========      ==========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                     (unaudited)
                                              3 Months Ended March 31,
                                            -----------------------------
                                               1997            1996
                                            -------------   -------------
Shareholder's equity, beginning of year      $ 1,609.5       $ 1,583.0
Net change in unrealized capital gains           (46.9)          (75.9)
Net income                                        50.4            48.5
Other changes                                      1.8               -
                                             ---------       ---------
Shareholder's equity, end of period          $ 1,614.8       $ 1,555.6
                                             =========       =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                       (unaudited)
                                                                3 Months Ended March 31,
                                                               ---------------------------
                                                                  1997           1996
                                                               ------------   ------------
Cash Flows from Operating Activities:
 Net income                                                    $    50.4      $    48.5
 Adjustments to reconcile net income to net cash
  provided by (used for) operating activities:
 Increase in accrued investment income                             (26.3)         (10.9)
 (Increase) decrease in premiums due and other receivables          (3.2)           0.5
 Increase in policy loans                                           (9.1)          (6.0)
 Increase in deferred policy acquisition costs                     (44.8)         (34.3)
 Decrease in reinsurance loan to affiliate                          34.6            9.5
 Net increase in universal life account balances                    63.6           53.0
 Decrease in other insurance reserve liabilities                   (22.0)         (52.4)
 Net decrease in other liabilities and other assets                 (4.9)         (85.3)
 Increase in income taxes                                           18.4           11.8
 Net accretion of discount on investments                          (16.9)         (16.9)
 Net realized capital gains                                         (5.0)         (14.9)
                                                               ----------     ----------
  Net cash provided by (used for) operating activities              34.8          (97.4)
                                                               ----------     ----------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                             1,380.4        1,634.8
  Equity securities                                                 14.8           48.7
  Mortgage loans                                                     0.1             --
 Investment maturities and collections of:
  Debt securities available for sale                               227.4          255.4
  Short-term investments                                            10.4           10.0
 Cost of investment purchases in:
  Debt securities available for sale                            (1,376.5)      (1,918.0)
  Equity securities                                                (33.8)         (26.1)
  Short-term investments                                           (21.1)         (19.5)
                                                               ----------     ----------
  Net cash provided by (used for) investing activities             201.7          (14.7)
                                                               ----------     ----------

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                Consolidated Statements of Cash Flows (Continued)

                                   (millions)

                                                                     (unaudited)
                                                              3 Months Ended March 31,
                                                             ---------------------------
                                                               1997           1996
                                                             ------------   ------------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts          390.2          429.9
 Withdrawals of investment contracts                             (326.9)        (332.0)
                                                              ---------      ---------
  Net cash provided by financing activities                        63.3           97.9
                                                              ---------      ---------
Net increase (decrease) in cash and cash equivalents              299.8          (14.2)
Cash and cash equivalents, beginning of period                    459.1          568.8
                                                              ---------      ---------
Cash and cash equivalents, end of period                      $   758.9      $   554.6
                                                              =========      =========
Supplemental cash flow information:
 Income taxes paid, net                                       $     9.4      $    12.0
                                                              =========      =========

See Condensed Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
              Condensed Notes to Consolidated Financial Statements
                                   (unaudited)

1. Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America and Aetna Private Capital, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles and are unaudited. Certain reclassifications have been made to 1996 financial information to conform to the 1997 presentation. These interim statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 1996 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with generally accepted accounting principles, but that is not required for interim reporting purposes, has been condensed or omitted.

2. Future Application of Accounting Standards

Financial Accounting Standard ("FAS") No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

3. Financial Instruments

The Company engages in hedging activities to manage interest rate and price risks. Such hedging activities have principally consisted of using off-balance sheet instruments such as futures and forward contracts and interest rate swap agreements. There were no such contracts or agreements open as of March 31, 1997.

4. Severance and Facilities Charges

In the second quarter of 1996, the Company was allocated severance and facilities reserves from Aetna to reflect actions taken or to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)
        Condensed Notes to Consolidated Financial Statements (Continued)
                                   (unaudited)

4. Severance and Facilities Charges (Continued)

In the third quarter of 1996, the Company established severance and facilities reserves in the Financial Services and Individual Life Insurance segments to reflect actions taken or to be taken in order to make its businesses more competitive.

Activity for the three months ended March 31, 1997 within the severance and facilities reserves (pretax, in millions) and positions eliminated related to such actions were as follows:

                                        Reserve      Positions
                                        ----------   ----------
 Balance at December 31, 1996  ......   $  47.9          524
 Actions taken (1) ..................     (10.9)         (88)
                                        --------       -----
  Balance at March 31, 1997 .........   $  37.0          436
                                        ========       =====

(1) Includes $6.3 million of the Company's severance-related actions and $3.9 million of corporate allocation-related actions.

The Company's severance actions are expected to be substantially completed by March 31, 1998. The corporate allocation actions and vacating of certain leased office space are expected to be substantially completed in 1997.

5. Related Party Transactions

Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced.

6. Litigation

The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.

Form No. X75248-97